FT Vest SandP 500 Dividend Aristocrats Target Income ETF Annual Fund Operating Expenses - FT Vest SandP 500 Dividend Aristocrats Target Income ETF - FT Vest SandP 500 Dividend Aristocrats Target Income ETF
	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%	[2]

[1]	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). The Fund's contractual management fee absent any breakpoints is 0.75%. See the Fund’s Statement of Additional Information for more information on the breakpoints.
[2]	Expenses have been restated to reflect the current fiscal year.